Intangible assets (Tables)	12 Months Ended
Dec. 31, 2019
Intangible Assets [Abstract]
Summary of intangible assets

Year ended 31 December 2019	Exploration and evaluation(a) US$m	Trademarks, patented and non-patented technology US$m	Contract based intangible assets(b) US$m	Other intangible assets US$m	Total US$m
Net book value
At 1 January 2019	233	59	1,982	505	2,779
Adjustment on currency translation	(1)	(1)	74	(1)	71
Expenditure during the year	57	—	—	34	91
Amortisation for the year(c)	—	(14)	(8)	(111)	(133)
Impairment charges(d)	—	—	—	(1)	(1)
Disposals, transfers and other movements(e)	(116)	—	(101)	47	(170)
At 31 December 2019	173	44	1,947	473	2,637
– cost	2,306	214	3,002	1,516	7,038
– accumulated amortisation and impairment	(2,133)	(170)	(1,055)	(1,043)	(4,401)

Year ended 31 December 2018	Exploration and evaluation(a) US$m	Trademarks, patented and non-patented technology US$m	Contract based intangible assets(b) US$m	Other intangible assets US$m	Total US$m
Net book value
At 1 January 2018	393	75	2,188	463	3,119
Adjustment on currency translation	(25)	(3)	(171)	(46)	(245)
Expenditure during the year	90	1	—	83	174
Amortisation for the year(c)	—	(14)	(23)	(96)	(133)
Impairment charges(d)	—	—	—	(2)	(2)
Disposals, transfers and other movements(e)	(225)	—	(12)	103	(134)
At 31 December 2018	233	59	1,982	505	2,779
– cost	2,346	217	3,114	1,538	7,215
– accumulated amortisation and impairment	(2,113)	(158)	(1,132)	(1,033)	(4,436)

(a)	Exploration and evaluation assets’ useful lives are not determined until transferred to property, plant and equipment.

(b)
The Group benefits from certain intangible assets acquired with Alcan, including power supply contracts, customer contracts and water rights. The water rights are expected to contribute to the efficiency and cost effectiveness of operations for the foreseeable future: accordingly, these rights are considered to have indefinite lives and are not subject to amortisation but are tested annually for impairment. These water rights constitute the majority of the amounts in “Contract based intangible assets”.

The remaining carrying value of the water rights (US$1,759 million) as at 31 December 2019 (31 December 2018: US$1,684 million) relates wholly to the Quebec smelters cash-generating unit (CGU). The Quebec smelters CGU was tested for impairment by reference to fair value less cost of disposal (FVLCD) using discounted cash flows, which is in line with the policy set out in note 1(i). The recoverable amount of the Quebec smelters is classified as level 3 under the fair value hierarchy. In arriving at FVLCD, post-tax cash flows expressed in real terms have been estimated over the expected useful economic lives of the underlying smelting assets and discounted using a real post-tax discount rate of 6.6% (2018: 6.8%).
The recoverable amounts were determined to be significantly in excess of carrying value, and there are no reasonably possible changes in key assumptions that would cause the remaining water rights to be impaired.

(c)
Finite life intangible assets are amortised over their useful economic lives on a straight line or units of production basis, as appropriate. Where amortisation is calculated on a straight line basis, the following useful lives have been determined:

Trademarks, patented and non-patented technology
Trademarks: 14 to 20 years
Patented and non-patented technology: ten to 20 years
Contract-based intangible assets
Power contracts/water rights: two to 45 years
Other purchase and customer contracts: five to 15 years
Other intangible assets
Internally generated intangible assets and computer software: two to five years
Other intangible assets: two to 20 years

(d)	Impairment charges in 2019 relate to the ISAL Smelter. Impairment charges in 2018 relate to the ISAL Smelter. See note 6.

(e)
Disposals, transfers and other movements includes the transfer from exploration and evaluation of the Zulti South project at Richards Bay Minerals to construction in progress following approval in April 2019 and reclassification of certain mineral rights from contract based intangibles to property, plant and equipment. In 2018, disposals, transfers and other movements included transfers to assets held for sale relating to Rössing Uranium and ISAL assets and transfers to Mining properties and leases in relation to the Koodaideri mine from Exploration and evaluation, offset by transfers into other intangibles as part of the Autohaul project.

Summary of exploration and evaluation expenditure
The charge for the year and the net amount of intangible assets capitalised during the year are as follows:

	2019 US$m	2018 US$m	2017 US$m
Net expenditure in the year (net of cash proceeds of US$10 million (2018: US$233 million; 2017: US$3 million) on disposal of undeveloped projects)	(671)	(345)	(493)
Non-cash movements and non-cash proceeds on disposal of undeveloped projects	—	45	(24)
Amount capitalised during the year	57	90	57
Net charge for the year	(614)	(210)	(460)
Reconciliation to income statement
Exploration and evaluation costs	(624)	(488)	(445)
Profit/(loss) relating to interests in undeveloped projects(a)	10	278	(15)
Net charge for the year	(614)	(210)	(460)

(a)
During 2018, profit relating to interests in undeveloped properties related to the gains on the sales of Valeria (US$83 million) and Winchester South (US$195 million) undeveloped properties which were included within underlying earnings.